Trade Receivables - Summary Of Risk Profile Of Trade Receivables From Contracts With Customers (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Estimated total gross carrying amount at default:
Outside parties		$ 107,747	$ 88,912
Expected credit loss		(3)	(104)
Current trade receivables	$ 81,711	107,744	88,808
Current [member]
Estimated total gross carrying amount at default:
Outside parties		66,898	55,716
Current trade receivables		66,898	55,716
1 – 30 days [member]
Estimated total gross carrying amount at default:
Outside parties		34,530	32,007
Current trade receivables		34,530	32,007
31 – 60 days [member]
Estimated total gross carrying amount at default:
Outside parties		2,671	811
Current trade receivables		2,671	811
61 – 90 days [member]
Estimated total gross carrying amount at default:
Outside parties		1,554	370
Expected credit loss			(96)
Current trade receivables		1,554	274
> 90 days [member]
Estimated total gross carrying amount at default:
Outside parties		2,094	8
Expected credit loss		(3)	$ (8)
Current trade receivables		$ 2,091